SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended
	Jan. 04, 2024	Apr. 15, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued	1,122,521		528,507
Net proceeds	$ 3,227		$ 1,020
Nonadjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		148,778
Number of warrants exercised		125,556
Net proceeds		$ 818